Fair value option - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Loans Receivable Held-for-sale, Amount	$ 0	$ 0
Long-term debt, carrying amount	240
Long-term debt, fair value	$ 367	$ 363